CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Preferred stock, par value (in USD per share)	$ 0.001
Preferred stock, shares authorized (in shares)	21,000,000,000
Preferred stock, shares outstanding (in shares)	0
Predecessor Preferred Stock
Preferred stock, par value (in USD per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized (in shares)	0	1,161,650
Preferred stock, shares issued (in shares)	0	1,158,802
Preferred stock, shares outstanding (in shares)	0	1,158,802
Predecessor Class A Common Stock
Common stock, par value (in USD per share)	$ 0.00001	$ 0.00001
Common stock, authorized (in shares)	0	2,000,000
Common stock, issued (in shares)	0	2,000,000
Common stock, outstanding (in shares)	0	2,000,000
Predecessor Class B Common Stock
Common stock, par value (in USD per share)	$ 0.00001	$ 0.00001
Common stock, authorized (in shares)	0	2,339,765
Common stock, issued (in shares)	0	400,970
Common stock, outstanding (in shares)	0	400,970
Class A Common Stock
Common stock, par value (in USD per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	444,000,000,000	0
Common stock, issued (in shares)	448,817,597	0
Common stock, outstanding (in shares)	448,817,597	0
Class B Common Stock
Common stock, par value (in USD per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	21,000,000,000	0
Common stock, issued (in shares)	218,035,473	0
Common stock, outstanding (in shares)	218,035,473	0